Earnings Per Share - Reconciliation of The Difference Between Basic And Diluted Earnings Per Share (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Disclosure of reconciliation between basic and diluted earning per share [Abstract]
Net income attributable to Toyota Motor Corporation	¥ 838,696	¥ 559,298	¥ 1,468,064	¥ 1,708,838	¥ 2,036,140
Basic earnings per share attributable to Toyota Motor Corporation	838,696	559,298	1,468,064	1,708,838
Model AA Class Shares	2,976	3,335	9,618	9,965
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 841,672	¥ 562,633	¥ 1,477,682	¥ 1,718,803
Basic earnings per share attributable to Toyota Motor Corporation	2,795,958	2,785,447	2,795,071	2,807,227
Model AA Class Shares	45,084	47,100	46,418	47,100
Diluted earnings per share attributable to Toyota Motor Corporation	2,841,042	2,832,547	2,841,489	2,854,327
Basic earnings per share attributable to Toyota Motor Corporation	¥ 299.97	¥ 200.79	¥ 525.23	¥ 608.73
Diluted earnings per share attributable to Toyota Motor Corporation	¥ 296.25	¥ 198.63	¥ 520.04	¥ 602.17